Income Taxes - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Income Tax Disclosure [Abstract]
Current Income Tax Expense (Benefit)	$ 0.5	$ 0.8	$ 2.0	$ 2.3